Other Non-current Assets	12 Months Ended
Dec. 31, 2021
Other Assets Noncurrent [Abstract]
Other Non-current Assets
6.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the followings:

	As of December 31,
	2020	2021
	RMB	RMB
Prepayment for purchase of property and equipment	19,799	7,886
Rental deposits	13,875	5,674
Others	4,108	363
	37,782	13,923